Note 13 - Operating Lease Right-of-use Assets and Liabilities - Payments Required (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 218,690
2026	98,693
2027	384
Total	317,767
Discount based on incremental borrowing rate	(25,171)
Operating lease liabilities, including current portion	$ 292,596